Net Long-Lived Assets by Geographic Region (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Net long-lived assets	$ 7	$ 1,391	$ 1,663
Taiwan
Revenues from External Customers and Long-Lived Assets [Line Items]
Net long-lived assets	7	1,320	1,641
Hong Kong
Revenues from External Customers and Long-Lived Assets [Line Items]
Net long-lived assets	$ 0	$ 71	$ 22